Income tax (credit)/expense - Schedule of Taxation on the Group's Loss Before Income Tax (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax (credit)/expense [Abstract]
Calculated at a taxation rate	25.00%	25.00%	25.00%